RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Fair Value	$ (166)	$ (54)
Designated as a net investment hedge
Derivative [Line Items]
Fair Value	(90)	(194)
Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 2,800	$ 1,700
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2019)
Derivative [Line Items]
Fair Value	(43)	(199)
Designated as a net investment hedge | U.S. dollar cross-currency interest rate swaps (maturing 2019) | US$ denominated
Derivative [Line Items]
Notional Amount			300	1,200
Net realized gains related to the interest component	2	4
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2019 to 2020)
Derivative [Line Items]
Fair Value	$ (47)	$ 5
Designated as a net investment hedge | U.S. dollar foreign exchange options (maturing 2019 to 2020) | US$ denominated
Derivative [Line Items]
Notional Amount			$ 2,500	$ 500